Initial Public Offering (Details) - Schedule of Class A Common Stock Subject to Redemption - Common Class A Subject To Redemption [Member] - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Less:
Proceeds allocated to Public Warrants				$ (2,475,000)
Class A common stock issuance costs				(16,506,549)
Plus:
Re-measurement of carrying value to redemption value	$ 1,516,404	$ 1,327,101	$ 608,663	22,349,535
Partial redemptions	(134,295,092)
Class A common stock subject to redemption	$ 36,916,399	$ 169,695,087	$ 37,525,062	168,367,986
IPO [Member]
Temporary Equity [Line Items]
Gross proceeds				150,000,000
Partial exercise of overallotment option
Temporary Equity [Line Items]
Gross proceeds				$ 15,000,000